Fair Value Measurements - Changes in balances of Level 3 financial assets carried at fair value (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Financial assets, Beginning Balance	$ 1,377	$ 1,263	$ 1,017	$ 688
Total realized/unrealized gains (losses) included in Net income	(18)	(19)	(9)	9
Total realized/unrealized gains (losses) included in other comprehensive income (loss)	20	10	(23)	16
Purchases and issuances	516	245	391	217
Sales and settlements	(187)	(126)	(122)	(104)
Transfer into Level 3	210	109	89	307
Transfer out of Level 3	(234)	(105)	(80)	(116)
Financial assets, Ending Balance	1,684	1,377	1,263	1,017
Total fixed maturities
Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Financial assets, Beginning Balance	1,267	1,180	970	680
Total realized/unrealized gains (losses) included in Net income	(5)	(13)	(6)	8
Total realized/unrealized gains (losses) included in other comprehensive income (loss)	14	(13)	(17)	15
Purchases and issuances	499	217	340	186
Sales and settlements	(184)	(111)	(122)	(104)
Transfer into Level 3	210	100	89	295
Transfer out of Level 3	(221)	(93)	(74)	(110)
Financial assets, Ending Balance	1,580	1,267	1,180	970
U.S. government agency
Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Financial assets, Beginning Balance	8	15	15	15
Total realized/unrealized gains (losses) included in Net income	0	(7)	0	0
Total realized/unrealized gains (losses) included in other comprehensive income (loss)	0	0	0	0
Purchases and issuances	0	0	0	0
Sales and settlements	0	0	0	0
Transfer into Level 3	0	0	0	0
Transfer out of Level 3	0	0	0	0
Financial assets, Ending Balance	8	8	15	15
States, municipalities and political subdivisions
Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Financial assets, Beginning Balance	75	32	24	20
Total realized/unrealized gains (losses) included in Net income	0	0	0	0
Total realized/unrealized gains (losses) included in other comprehensive income (loss)	1	(3)	0	1
Purchases and issuances	0	47	9	0
Sales and settlements	(1)	(1)	(1)	0
Transfer into Level 3	0	0	0	3
Transfer out of Level 3	0	0	0	0
Financial assets, Ending Balance	75	75	32	24
Residential MBS
Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Financial assets, Beginning Balance	148	184	235	267
Total realized/unrealized gains (losses) included in Net income	0	(3)	(2)	4
Total realized/unrealized gains (losses) included in other comprehensive income (loss)	1	(2)	(2)	3
Purchases and issuances	1	6	0	10
Sales and settlements	(24)	(26)	(32)	(27)
Transfer into Level 3	25	29	48	62
Transfer out of Level 3	(33)	(40)	(63)	(84)
Financial assets, Ending Balance	118	148	184	235
Commercial MBS
Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Financial assets, Beginning Balance	25	36	37	24
Total realized/unrealized gains (losses) included in Net income	2	(1)	(1)	(1)
Total realized/unrealized gains (losses) included in other comprehensive income (loss)	0	0	(1)	0
Purchases and issuances	12	0	0	0
Sales and settlements	(10)	(6)	(2)	0
Transfer into Level 3	4	0	4	14
Transfer out of Level 3	0	(4)	(1)	0
Financial assets, Ending Balance	33	25	36	37
Asset-backed securities
Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Financial assets, Beginning Balance	359	333	175	62
Total realized/unrealized gains (losses) included in Net income	(3)	(1)	1	2
Total realized/unrealized gains (losses) included in other comprehensive income (loss)	3	1	(5)	(2)
Purchases and issuances	86	30	184	88
Sales and settlements	(41)	(20)	(40)	(17)
Transfer into Level 3	152	49	28	65
Transfer out of Level 3	(162)	(33)	(10)	(23)
Financial assets, Ending Balance	394	359	333	175
Corporate and other
Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Financial assets, Beginning Balance	652	580	484	292
Total realized/unrealized gains (losses) included in Net income	(4)	(1)	(4)	3
Total realized/unrealized gains (losses) included in other comprehensive income (loss)	9	(9)	(9)	13
Purchases and issuances	400	134	147	88
Sales and settlements	(108)	(58)	(47)	(60)
Transfer into Level 3	29	22	9	151
Transfer out of Level 3	(26)	(16)	0	(3)
Financial assets, Ending Balance	952	652	580	484
Equity securities
Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Financial assets, Beginning Balance	110	83	47	8
Total realized/unrealized gains (losses) included in Net income	(13)	(6)	(3)	1
Total realized/unrealized gains (losses) included in other comprehensive income (loss)	6	23	(6)	1
Purchases and issuances	17	28	51	31
Sales and settlements	(3)	(15)	0	0
Transfer into Level 3	0	9	0	12
Transfer out of Level 3	(13)	(12)	(6)	(6)
Financial assets, Ending Balance	$ 104	$ 110	$ 83	$ 47